RELATED PARTY (Details) - USD ($)	1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jul. 31, 2016	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Travel and office expense accruals							$ 92,120		$ 37,210	$ 20,992
Minimum [Member]
Related Party Transaction [Line Items]
Expected option life							5 years		5 years	11 days
Maximum [Member]
Related Party Transaction [Line Items]
Expected option life							10 years		10 years	9 months 29 days
December 2016 Senior Advisor [Member]
Related Party Transaction [Line Items]
Options issued											275,000
Purchase price of options											$ 0.60
Option granted, fair value				$ 106,576							$ 102,222
Issued Warrant For Accounting Services [Member]
Related Party Transaction [Line Items]
Options issued	100,000	150,000
Purchase price of options	$ 1.15	$ 1.48
Option granted, fair value	$ 62,637	$ 124,788							$ 31,318	$ 91,995
Stock option expense						$ 15,659		$ 15,659	47,072	45,997
Warrant to purchase common stock	100,000
Warrants purchase price	$ 1.15
Warrants value	$ 62,637
Related party expense						$ 0		$ 47,072
Issued Warrant For Accounting Services [Member]
Related Party Transaction [Line Items]
Options issued					150,000
Purchase price of options					$ 0.63
Option granted, fair value			$ 65,941		$ 60,272
Stock option expense									0	$ 40,238
Warrant expiration period										starting 2017 to 2021, with the new expiration dates ranging from 2022 to 2026.
Issued Warrant For Accounting Services [Member]
Related Party Transaction [Line Items]
Options issued										725,000
Stock option expense										$ 224,123
Issued Warrant For Accounting Services [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Purchase price of options										$ 0.60
Fair value, Volatility										39.00%
Risk-free interest rate										1.16%
Expected option life										11 days
Issued Warrant For Accounting Services [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Purchase price of options										$ 0.98
Fair value, Volatility										87.00%
Risk-free interest rate										2.37%
Expected option life										9 years 29 days
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual							$ 26,730		10,999	$ 4,725
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals							$ 11,295		$ 2,825	$ 4,045